Schedule of Non-Cash Activity to Related Party (Details) (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Related Party Transactions [Abstract]
Insurance premium	$ 4.8
Amortization of insurance to real estate	$ 1.6